UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2008

Item 1:               Report to Shareholders.

2008
LORD ABBETT SEMIANNUAL REPORT

Lord Abbett Developing Growth Fund

For the six-month period ended January 31, 2008

Lord Abbett Developing Growth Fund
Semiannual Report

For the six-month period ended January 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Developing Growth Fund's performance for the six-month period ended January 31, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended January 31, 2008?

A: After experiencing a midsummer sell-off, equities, as measured by the S&P 500® Index,1 rebounded from their August lows. However, between late October and the end of January 2008, equities came under pressure, as the enormity of the subprime mortgage debacle weighed on the market. In response to asset write-downs at many of the world's largest banks, volatility (as measured by the Chicago Board Options Exchange (CBOE) Volatility Index, or VIX2) spiked and investor sentiment plunged. The Federal Reserve Board (the Fed), in an attempt to circumvent a further erosion of confidence, drastically slashed overnight lending rates, from 5.25% to 3.0% —including an abrupt 125 basis points' worth of cuts in January. The Fed's robust, contravening move in January caused an immediate, positive reaction in the market that seemingly ended what had been months of negative momentum. Despite the late-January rally, the S&P 500 Index declined 4.32% in the six months ended January 31, 2008.

Stocks of large capitalized companies, as measured by the S&P 100® Index,3 fared better than their smaller peers, as measured by the S&P SmallCap 600® Index.4 In addition, growth stocks (i.e., shares of companies with above-average earnings and revenue growth), as measured by the S&P growth indexes, outperformed value stocks (i.e., shares of companies with a market value lower than the value suggested by the company's fundamentals), as measured by the S&P value indexes. From a style-box perspective, the top performing style during the period was mid cap growth, as measured by the S&P MidCap 400/Citigroup Growth Index,5 while the style that underperformed the most was small cap value, as measured by the S&P SmallCap 600/Citigroup Value Index.6

Q: How did the Fund perform during the six-month period ended January 31, 2008?

A: The Fund returned -2.14%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index,7 which returned -6.20% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the consumer discretionary sector, the healthcare sector, and the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners).

Among the individual holdings that contributed to performance were technology holdings Mercadolibre Inc. (the Fund's number-one contributor), an operator of an online trading site for the Latin American markets, and First Solar, Inc., a company that uses semiconductor processes to generate electricity from sunlight; and consumer discretionary holding Priceline.com Inc., an Internet-based travel company.

The most significant detractors from the Fund's performance were the technology sector (owing to an overweight position), the materials and processing sector, and (owing to an underweight position) the other sector (which consists of diversified corporations).

Among the individual holdings that detracted from performance were technology holdings Aruba Networks Inc. (the Fund's number-one detractor), a provider of enterprise mobility solutions that enable secure access to data, voice, and video applications across wireless and wireline enterprise networks, and Infinera

Corp., a manufacturer of digital optical telecommunications equipment; and healthcare holding Align Technology, Inc., manufacturer of the Invisalign System, a method for treating the misalignment of teeth.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Chicago Board Options Exchange (CBOE) Volatility Index shows the market's expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The VIX is a widely used measure of market risk.

3  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

4  The S&P SmallCap 600® Index lists 600 small cap stocks and is a widely accepted benchmark of small company U.S. stock market performance.

5  The S&P MidCap 400/Citigroup Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market. The Index consists of those companies exhibiting the strongest growth characteristics within the S&P MidCap 400® Index.

6  The S&P SmallCap 600/Citigroup Value Index measures the performance of the small-capitalization value sector of the United States equity market. The Index consists of those companies exhibiting the strongest value characteristics within the S&P SmallCap 600 Index.

7  The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 through January 31, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/07 - 1/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/07	1/31/08	8/1/07 – 1/31/08
Class A
Actual	$1,000.00	$978.60	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.53	$5.69
Class B
Actual	$1,000.00	$975.50	$8.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.97
Class C
Actual	$1,000.00	$975.60	$8.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.25	$8.97
Class F
Actual	$1,000.00	$891.70	$2.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$2.99
Class I
Actual	$1,000.00	$980.50	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.26	$3.91
Class P
Actual	$1,000.00	$978.30	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$6.19
Class R2
Actual	$1,000.00	$890.20	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.63
Class R3
Actual	$1,000.00	$890.60	$4.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.87	$4.31

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.77% for Classes B and C, 0.86% for Class F, 0.77% for Class I, 1.22% for Class P, 1.33% for Class R2, and 1.24% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 for Classes A, B, C, I and P (to reflect one-half year period) and multiplied by 126/366 for Classes F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to January 31, 2008).

Portfolio Holdings Presented by Sector

January 31, 2008

Sector*	%**
Auto & Transportation	0.72%
Consumer Discretionary	18.05%
Consumer Staples	0.12%
Financial Services	10.50%
Healthcare	28.85%
Materials & Processing	5.34%
Sector*	%**
Other Energy	7.79%
Producer Durables	3.52%
Technology	18.68%
Utilities	1.50%
Short-Term Investment	4.93%
Total	100.00%

*  A sector may comprise several industries.

  **  Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 93.15%
Air Transportation 0.71%
Allegiant Travel Co.*	228,486	$7,147
Aluminum 0.79%
Century Aluminum Co.*	154,500	8,032
Banks 0.46%
PrivateBancorp, Inc.	127,690	4,699
Biotechnology Research & Production 1.91%
Alexion Pharmaceuticals, Inc.*	186,400	12,176
AMAG Pharmaceuticals, Inc.*	139,592	7,197
Total		19,373
Building: Materials 0.76%
Zoltek Co., Inc.*	210,319	7,677
Chemicals 1.29%
Calgon Carbon Corp.*	336,900	5,181
EnerSys*	344,474	7,937
Total		13,118
Coal 2.27%
Alpha Natural Resources, Inc.*	370,480	12,396
Foundation Coal Holdings, Inc.	202,900	10,612
Total		23,008
Communications Technology 2.27%
Aruba Networks, Inc.*	609,916	5,770
Atheros Communications, Inc.*	355,691	9,714
Cbeyond Inc.*	222,551	7,509
Total		22,993

Investments	Shares	Value (000)
Computer Services, Software & Systems 9.68%
Ariba, Inc.*	601,079	$5,993
Art Technology Group, Inc.*	1,356,700	5,440
Blackbaud, Inc.	208,300	5,764
Blackboard, Inc.*	176,500	6,174
comScore, Inc.*	254,739	6,819
Concur Technologies, Inc.*	114,532	4,015
Constant Contact, Inc.*	227,407	4,848
DealerTrack Holdings, Inc.*	147,285	3,971
Digital River, Inc.*	65,900	2,471
Equinix, Inc.*	135,209	10,212
Mercadolibre, Inc. (Argentina)*(a)	59,561	2,206
NetSuite Inc.*	299,270	8,224
Omniture, Inc.*	294,566	7,282
PROS Holdings, Inc.*	492,749	7,564
Synchronoss Technologies, Inc.*	306,195	6,522
Syntel, Inc.	226,800	6,720
Taleo Corp. Class A*	184,221	3,893
Total		98,118
Computer Technology 0.62%
Synaptics Inc.*	238,069	6,309
Consumer Electronics 0.96%
Shanda Interactive Entertainment Ltd. ADR*	192,935	5,304
SINA Corp.*	111,626	4,431
Total		9,735
Diversified Financial Services 3.13%
Empresas ICA S.A.B de C.V. ADR*	326,265	8,450
FCStone Group, Inc.*	399,014	17,696
Riskmetrics Group, Inc.*	263,892	5,592
Total		31,738

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2008

Investments	Shares	Value (000)
Diversified Manufacturing 0.66%
Barnes Group, Inc.	249,192	$6,641
Drugs & Pharmaceuticals 6.04%
BioMarin Pharmaceutical Inc.*	493,000	18,271
Chattem, Inc.*	130,801	10,035
K-V Pharmaceutical Co. Class A*	409,978	10,651
Onyx Pharmaceuticals, Inc.*	284,323	13,514
United Therapeutics Corp.*	103,850	8,721
Total		61,192
Education Services 2.78%
Capella Education Co.*	127,655	8,053
K12 Inc.*	85,794	1,973
Strayer Education, Inc.	105,057	18,131
Total		28,157
Electrical & Electronics 0.46%
Power Intergrations, Inc.*	181,700	4,630
Electrical Equipment & Components 0.79%
Baldor Electric Co.	262,800	7,958
Electronics 0.67%
Daktronics, Inc.	330,940	6,781
Electronics: Medical Systems 3.67%
Illumina, Inc.*	348,183	22,179
Masimo Corp.*	251,349	8,971
TomoTherapy, Inc.*	407,620	6,037
Total		37,187
Electronics: Semi-Conductors/ Components 3.79%
Cavium Networks, Inc.*	400,049	7,645
Cree, Inc.*	330,900	9,778
NetLogic Microsystems, Inc.*	246,100	6,398
SunPower Corp. Class A*	54,869	3,791

Investments	Shares	Value (000)
Tessera Technologies, Inc.*	274,800	$10,764
Total		38,376
Energy: Miscellaneous 0.83%
EnerNoc, Inc.*	239,533	8,444
Finance: Small Loan 0.70%
Dollar Financial Corp.*	281,277	7,083
Financial Data Processing Services & Systems 0.55%
MSCI Inc. Class A*	168,737	5,563
Financial Information Services 1.86%
Bankrate, Inc.*	167,269	9,071
INVESTools Inc.*	336,900	4,602
Morningstar, Inc.*	78,551	5,188
Total		18,861
Health & Personal Care 2.46%
Bio-Reference Laboratories, Inc.*	257,892	7,066
Healthcare Service Group, Inc.	423,105	10,265
Healthways, Inc.*	134,500	7,572
Total		24,903
Healthcare Facilities 0.66%
Skilled Heathcare Group, Inc. Class A*	481,376	6,691
Healthcare Management Services 3.34%
athenahealth, Inc.*	207,182	6,506
HMS Holdings Corp.*	243,300	7,688
Omnicell, Inc.*	339,173	8,506
Phase Foward, Inc.*	648,281	11,183
Total		33,883
Insurance: Multi-Line 1.19%
eHealth, Inc.*	460,957	12,072

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2008

Investments	Shares	Value (000)
Jewelry, Watches & Gemstones 0.68%
Fossil, Inc.*	201,934	$6,862
Machinery: Industrial/Specialty 0.79%
Middleby Corp. (The)*	133,984	7,987
Machinery: Oil Well Equipment & Services 2.58%
Dril-Quip, Inc.*	196,236	9,525
Oceaneering International, Inc.*	82,100	4,727
Superior Energy Services, Inc.*	296,100	11,871
Total		26,123
Machinery: Specialty 1.24%
Bucyrus International, Inc.	135,893	12,599
Medical & Dental Instruments & Supplies 9.43%
Cepheid*	528,845	16,151
Immucor, Inc.*	598,714	17,267
LifeCell Corp.*	261,297	10,324
Meridian Bioscience, Inc.	343,200	10,780
NuVasive, Inc.*	357,985	14,108
SonoSite, Inc.*	187,900	6,545
Thoratec Corp.*	413,500	6,616
Wright Medical Group, Inc.*	502,400	13,715
Total		95,506
Metal Fabricating 0.84%
Kaydon Corp.	195,610	8,546
Metals & Minerals Miscellaneous 0.89%
Cleveland-Cliffs, Inc.	88,266	8,989
Miscellaneous: Health Care 0.76%
MedAssets, Inc.*	382,016	7,698
Miscellaneous: Producer Durables 0.64%
BE Aerospace, Inc.*	166,670	6,435

Investments	Shares	Value (000)
Miscellaneous: Technology 0.81%
Vocus, Inc.*	280,439	$8,251
Oil: Crude Producers 1.95%
Bill Barrett Corp.*	247,066	10,320
Carrizo Oil & Gas, Inc.*	194,839	9,485
Total		19,805
Printing and Copying Services 1.28%
VistaPrint Ltd.*	347,400	12,927
Restaurants 0.57%
Chipotle Mexican Grill, Inc.*	47,669	5,803
Retail 2.18%
Dick's Sporting Goods, Inc.*	374,175	12,179
Priceline.com, Inc.*	80,769	8,765
United Natural Foods, Inc.*	49,451	1,186
Total		22,130
Securities Brokerage & Services 2.39%
GFI Group Inc.*	85,362	7,529
Investment Technology Group, Inc.*	262,483	12,329
KBW, Inc.*	146,038	4,339
Total		24,197
Services: Commercial 4.37%
Advisory Board Co. (The)*	136,800	8,717
Ctrip.com International Ltd. ADR	107,486	4,908
FTI Consulting, Inc.*	297,480	16,453
Geo Group, Inc. (The)*	334,365	7,998
Knot, Inc. (The)*	425,887	6,235
Total		44,311

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2008

Investments	Shares	Value (000)
Shoes 1.49%
Crocs, Inc.*	212,800	$7,403
Deckers Outdoor Corp.*	63,865	7,743
Total		15,146
Textiles Apparel Manufacturers 1.03%
J. Crew Group, Inc.*	152,001	6,950
Under Armour, Inc. Class A*	85,800	3,453
Total		10,403
Utilities: Electrical 1.47%
ITC Holdings Corp.	280,980	14,847
Wholesale & International Trade 1.39%
Central Euro Distribution Corp.*	268,400	14,110
Wholesalers 1.07%
LKQ Corp.*	605,700	10,836
Total Common Stocks (cost $843,772,066)		943,880

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.83%
Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $49,570,000 of Federal Home Loan Mortgage Corp. at 3.90% due 12/30/2008; value: $49,907,076; proceeds: $48,930,612 (cost $48,927,472)	$48,927	$48,927
Total Investments in Securities 97.98% (cost $892,699,538)		992,807
Cash and Other Assets in Excess of Liabilities 2.02%		20,432
Net Assets 100.00%		$1,013,239

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2008

ASSETS:
Investments in securities, at value (cost $892,699,538)	$992,806,600
Cash	4,308,632
Receivables:
Investment securities sold	45,113,376
Capital shares sold	15,418,475
Interest and dividends	103,480
Prepaid expenses and other assets	110,814
Total assets	1,057,861,377
LIABILITIES:
Payables:
Investment securities purchased	41,026,970
Capital shares reacquired	1,640,671
12b-1 distribution fees	593,119
Management fee	479,547
Directors' fees	419,849
Fund administration	54,611
To affiliates (See Note 3)	29,503
Accrued expenses and other liabilities	377,634
Total liabilities	44,621,904
NET ASSETS	$1,013,239,473
COMPOSITION OF NET ASSETS:
Paid-in capital	$921,726,227
Accumulated net investment loss	(4,056,177)
Accumulated net realized loss on investments	(4,537,639)
Net unrealized appreciation on investments	100,107,062
Net Assets	$1,013,239,473
Net assets by class:
Class A Shares	$644,117,484
Class B Shares	$41,532,353
Class C Shares	$74,192,387
Class F Shares	$401,388
Class I Shares	$173,666,917
Class P Shares	$77,806,857
Class R2 Shares	$309,742
Class R3 Shares	$1,212,345
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	37,221,463
Class B Shares (40 million shares of common stock authorized, $.001 par value)	2,649,589
Class C Shares (25 million shares of common stock authorized, $.001 par value)	4,708,958
Class F Shares (30 million shares of common stock authorized, $.001 par value)	23,181
Class I Shares (30 million shares of common stock authorized, $.001 par value)	9,565,030
Class P Shares (30 million shares of common stock authorized, $.001 par value)	4,559,025
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	17,918
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	70,097
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.31
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.37
Class B Shares-Net asset value	$15.68
Class C Shares-Net asset value	$15.76
Class F Shares-Net asset value	$17.32
Class I Shares-Net asset value	$18.16
Class P Shares-Net asset value	$17.07
Class R2 Shares-Net asset value	$17.29
Class R3 Shares-Net asset value	$17.30

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2008

Investment income:
Dividends	$1,056,785
Interest	1,268,255
Total investment income	2,325,040
Expenses:
Management fee	2,720,417
12b-1 distribution plan-Class A	1,149,976
12b-1 distribution plan-Class B	247,238
12b-1 distribution plan-Class C	360,435
12b-1 distribution plan-Class F	13
12b-1 distribution plan-Class P	177,302
12b-1 distribution plan-Class R2	293
12b-1 distribution plan-Class R3	814
Shareholder servicing	664,887
Subsidy (See Note 3)	217,442
Fund administration	207,579
Reports to shareholders	87,522
Registration	64,521
Professional	30,563
Custody	19,244
Directors' fees	9,901
Other	13,834
Gross expenses	5,971,981
Expense reductions (See Note 7)	(28,706)
Net expenses	5,943,275
Net investment loss	(3,618,235)
Net realized and unrealized gain (loss):
Net realized gain on investments	16,908,320
Net change in unrealized appreciation on investments	(51,792,199)
Net realized and unrealized loss	(34,883,879)
Net Decrease in Net Assets Resulting From Operations	$(38,502,114)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2008 (unaudited)	For the Year Ended July 31, 2007
Operations:
Net investment loss	$(3,618,235)	$(7,358,273)
Net realized gain on investments	16,908,320	109,636,563
Net change in unrealized appreciation on investments	(51,792,199)	119,570,023
Net increase (decrease) in net assets resulting from operations	(38,502,114)	221,848,313
Distributions to shareholders from:
Net realized gain
Class A	(77,219,387)	(74,466,212)
Class B	(5,933,651)	(11,304,294)
Class C	(9,340,178)	(9,203,121)
Class F	(1,119)	–
Class I	(19,059,908)	(16,590,416)
Class P	(8,399,675)	(9,971,240)
Class R2	(1,114)	–
Class R3	(37,356)	–
Total distributions to shareholders	(119,992,388)	(121,535,283)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	358,687,421	118,832,058
Reinvestment of distributions	102,529,566	105,989,659
Cost of shares reacquired	(163,556,140)	(200,622,699)
Net increase in net assets resulting from capital share transactions	297,660,847	24,199,018
Net increase in net assets	139,166,345	124,512,048
NET ASSETS:
Beginning of period	$874,073,128	$749,561,080
End of period	$1,013,239,473	$874,073,128
Accumulated net investment loss	$(4,056,177)	$(437,942)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$19.96		$17.80	$17.08	$13.78	$13.44	$11.11
Investment operations:
Net investment loss(a)	(.07)		(.16)	(.16)	(.15)	(.14)	(.11)
Net realized and unrealized gain (loss)	(.14)		5.33	1.09	3.45	.48	2.44
Total from investment operations	(.21)		5.17	.93	3.30	.34	2.33
Distributions to shareholders from:
Net realized gain	(2.44)		(3.01)	(.21)	–	–	–
Net asset value, end of period	$17.31		$19.96	$17.80	$17.08	$13.78	$13.44
Total Return(b)	(2.14	)%(c)	32.03%	5.45%	23.95%	2.53%	20.97%
Ratios to Average Net Assets:
Expenses, including expense reductions	.56	%(c)	1.19%	1.18%	1.20%	1.18%	1.29%
Expenses, excluding expense reductions	.56	%(c)	1.19%	1.18%	1.20%	1.18%	1.29%
Net investment loss	(.34	)%(c)	(.86)%	(.90)%	(1.00)%	(.94)%	(.95)%
Supplemental Data:
Net assets, end of period (000)	$644,117		$553,180	$459,283	$497,282	$556,320	$609,041
Portfolio turnover rate	90.40	%(c)	224.72%	168.74%	123.83%	115.55%	71.59%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$18.35		$16.67	$16.12	$13.09	$12.84	$10.69
Investment operations:
Net investment loss(a)	(.12)		(.26)	(.26)	(.23)	(.22)	(.17)
Net realized and unrealized gain (loss)	(.11)		4.95	1.02	3.26	.47	2.32
Total from investment operations	(.23)		4.69	.76	3.03	.25	2.15
Distributions to shareholders from:
Net realized gain	(2.44)		(3.01)	(.21)	–	–	–
Net asset value, end of period	$15.68		$18.35	$16.67	$16.12	$13.09	$12.84
Total Return(b)	(2.45	)%(c)	31.23%	4.71%	23.15%	1.95%	20.11%
Ratios to Average Net Assets:
Expenses, including expense reductions	.89	%(c)	1.84%	1.82%	1.84%	1.82%	1.92%
Expenses, excluding expense reductions	.89	%(c)	1.84%	1.82%	1.84%	1.82%	1.92%
Net investment loss	(.66	)%(c)	(1.52)%	(1.54)%	(1.64)%	(1.58)%	(1.58)%
Supplemental Data:
Net assets, end of period (000)	$41,532		$50,855	$73,000	$108,443	$122,119	$141,698
Portfolio turnover rate	90.40	%(c)	224.72%	168.74%	123.83%	115.55%	71.59%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$18.43		$16.74	$16.18	$13.14	$12.89	$10.73
Investment operations:
Net investment loss(a)	(.12)		(.26)	(.26)	(.23)	(.22)	(.17)
Net realized and unrealized gain (loss)	(.11)		4.96	1.03	3.27	.47	2.33
Total from investment operations	(.23)		4.70	.77	3.04	.25	2.16
Distributions to shareholders from:
Net realized gain	(2.44)		(3.01)	(.21)	–	–	–
Net asset value, end of period	$15.76		$18.43	$16.74	$16.18	$13.14	$12.89
Total Return(b)	(2.44	)%(c)	31.14%	4.75%	23.14%	1.94%	20.13%
Ratios to Average Net Assets:
Expenses, including expense reductions	.89	%(c)	1.84%	1.82%	1.84%	1.82%	1.92%
Expenses, excluding expense reductions	.89	%(c)	1.84%	1.82%	1.84%	1.82%	1.92%
Net investment loss	(.66	)%(c)	(1.52)%	(1.53)%	(1.64)%	(1.58)%	(1.58)%
Supplemental Data:
Net assets, end of period (000)	$74,192		$59,056	$55,335	$59,522	$69,895	$87,959
Portfolio turnover rate	90.40	%(c)	224.72%	168.74%	123.83%	115.55%	71.59%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	9/28/2007(a) to 1/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$21.92
Investment operations:
Net investment loss(b)	(.02)
Net realized and unrealized loss	(2.14)
Total from investment operations	(2.16)
Distributions to shareholders from:
Net realized gain	(2.44)
Net asset value, end of period	$17.32
Total Return(c)	(10.83	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.30	%(d)
Expenses, excluding expense reductions	.30	%(d)
Net investment income loss	(.12	)%(d)
Supplemental Data:
Net assets, end of period (000)	$401
Portfolio turnover rate	90.40	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$20.79		$18.38	$17.57	$14.12	$13.72	$11.30
Investment operations:
Net investment loss(a)	(.03)		(.10)	(.10)	(.10)	(.09)	(.07)
Net realized and unrealized gain (loss)	(.16)		5.52	1.12	3.55	.49	2.49
Total from investment operations	(.19)		5.42	1.02	3.45	.40	2.42
Distributions to shareholders from:
Net realized gain	(2.44)		(3.01)	(.21)	–	–	–
Net asset value, end of period	$18.16		$20.79	$18.38	$17.57	$14.12	$13.72
Total Return(b)	(1.95	)%(c)	32.41%	5.81%	24.43%	2.92%	21.42%
Ratios to Average Net Assets:
Expenses, including expense reductions	.39	%(c)	.84%	.82%	.84%	.81%	.92%
Expenses, excluding expense reductions	.39	%(c)	.84%	.82%	.84%	.81%	.92%
Net investment loss	(.16	)%(c)	(.52)%	(.53)%	(.64)%	(.58)%	(.58)%
Supplemental Data:
Net assets, end of period (000)	$173,667		$136,670	$101,769	$191,451	$184,031	$210,308
Portfolio turnover rate	90.40	%(c)	224.72%	168.74%	123.83%	115.55%	71.59%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$19.72		$17.64	$16.94	$13.68	$13.35	$11.05
Investment operations:
Net investment loss(a)	(.08)		(.17)	(.18)	(.16)	(.15)	(.11)
Net realized and unrealized gain (loss)	(.13)		5.26	1.09	3.42	.48	2.41
Total from investment operations	(.21)		5.09	.91	3.26	.33	2.30
Distributions to shareholders from:
Net realized gain	(2.44)		(3.01)	(.21)	–	–	–
Net asset value, end of period	$17.07		$19.72	$17.64	$16.94	$13.68	$13.35
Total Return(b)	(2.17	)%(c)	31.84%	5.37%	23.83%	2.47%	20.81%
Ratios to Average Net Assets:
Expenses, including expense reductions	.62	%(c)	1.29%	1.27%	1.29%	1.27%	1.37%
Expenses, excluding expense reductions	.62	%(c)	1.29%	1.27%	1.29%	1.27%	1.37%
Net investment loss	(.39	)%(c)	(.97)%	(.98)%	(1.09)%	(1.03)%	(1.03)%
Supplemental Data:
Net assets, end of period (000)	$77,807		$74,312	$60,174	$68,293	$81,007	$89,452
Portfolio turnover rate	90.40	%(c)	224.72%	168.74%	123.83%	115.55%	71.59%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	9/28/2007(a) to 1/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$21.92
Investment operations:
Net investment loss(b)	(.06)
Net realized and unrealized loss	(2.13)
Total from investment operations	(2.19)
Distributions to shareholders from:
Net realized gain	(2.44)
Net asset value, end of period	$17.29
Total Return(c)	(10.98	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.46	%(d)
Expenses, excluding expense reductions	.46	%(d)
Net investment loss	(.32	)%(d)
Supplemental Data:
Net assets, end of period (000)	$310
Portfolio turnover rate	90.40	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	9/28/2007(a) to 1/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$21.92
Investment operations:
Net investment loss(b)	(.06)
Net realized and unrealized loss	(2.12)
Total from investment operations	(2.18)
Distributions to shareholders from:
Net realized gain	(2.44)
Net asset value, end of period	$17.30
Total Return(c)	(10.94	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(d)
Expenses, excluding expense reductions	.43	%(d)
Net investment loss	(.29	)%(d)
Supplemental Data:
Net assets, end of period (000)	$1,212
Portfolio turnover rate	90.40	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978.

The Fund's investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2, and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2, and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Effective September 28, 2007, Class Y was renamed Class I. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .52% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust

Notes to Financial Statements (unaudited)(continued)

(each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, and R3 shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2008:

Distributor Commissions	Dealers' Concessions
$120,532	$706,293

Distributor received CDSCs of $2,844 and $5,713 for Class A and Class C shares, respectively, for the six months ended January 31, 2008.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 were as follows:

	Six Months Ended 1/31/2008 (unaudited)	Year Ended 7/31/2007
Distributions paid from:
Ordinary income	$73,519,641	$68,494,973
Net long-term capital gains	46,472,747	53,040,310
Total distributions paid	$119,992,388	$121,535,283

As of January 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$897,100,558
Gross unrealized gain	135,520,384
Gross unrealized loss	(39,814,342)
Net unrealized security gain	$95,706,042

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2008 are as follows:

Purchases	Sales
$1,028,720,152	$878,372,760

There were no purchases or sales of U.S. Government securities during the six months ended January 31, 2008.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

Notes to Financial Statements (unaudited)(continued)

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of January 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,161,712	$207,681,328	2,492,171	$45,712,523
Converted from Class B*	444,753	9,240,180	1,444,172	26,300,207
Reinvestment of distributions	3,708,967	70,507,459	4,093,285	69,380,871
Shares reacquired	(4,809,755)	(93,946,530)	(6,117,680)	(111,665,342)
Increase	9,505,677	$193,482,437	1,911,948	$29,728,259

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	348,749	$6,568,378	362,513	$6,026,778
Reinvestment of distributions	322,198	5,554,697	622,655	9,744,890
Shares reacquired	(307,764)	(5,564,562)	(1,028,577)	(17,225,083)
Converted to Class A*	(485,628)	(9,240,180)	(1,562,722)	(26,300,207)
Decrease	(122,445)	$(2,681,667)	(1,606,131)	$(27,753,622)
Class C Shares
Shares sold	1,627,846	$30,995,905	480,694	$8,034,366
Reinvestment of distributions	392,355	6,799,636	436,777	6,870,516
Shares reacquired	(515,107)	(9,270,026)	(1,019,276)	(17,158,187)
Increase(decrease)	1,505,094	$28,525,515	(101,805)	$(2,253,305)
	Period Ended January 31, 2008† (unaudited)
Class F Shares	Shares	Amount
Shares sold	23,123	$406,825
Reinvestment of distributions	58	1,114
Increase	23,181	$407,939
	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	3,366,966	$71,590,657	1,663,327	$32,695,474
Reinvestment of distributions	879,385	17,534,930	928,268	16,356,089
Shares reacquired	(1,253,669)	(26,307,057)	(1,557,382)	(30,280,090)
Increase	2,992,682	$62,818,530	1,034,213	$18,771,473
Class P Shares
Shares sold	2,007,749	$39,521,680	1,497,771	$26,362,917
Reinvestment of distributions	111,660	2,094,743	216,893	3,637,293
Shares reacquired	(1,327,874)	(28,281,792)	(1,359,044)	(24,293,997)
Increase	791,535	$13,334,631	355,620	$5,706,213
	Period Ended January 31, 2008† (unaudited)
Class R2 Shares	Shares	Amount
Shares sold	17,962	$357,921
Reinvestment of distributions	59	1,114
Shares reacquired	(103)	(2,086)
Increase	17,918	$356,949
Class R3 Shares
Shares sold	78,114	$1,564,727
Reinvestment of distributions	1,887	35,873
Shares reacquired	(9,904)	(184,087)
Increase	70,097	$1,416,513

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to January 31, 2008.

Notes to Financial Statements (unaudited)(concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective January 31, 2008, the Fund adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Fund's tax returns remain open for examination for the years ended July 31, 2004 through July 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 12 and 13, 2007, the Board of Directors of the Fund (the "Board"), including all of the Directors who are not interested persons of the Fund or Lord Abbett, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and in the third quintile for the ten-year period. The Board also observed that the investment performance was above that of the Lipper Small-Cap Growth Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also observed that Lord Abbett had made significant changes in recent years to the management personnel responsible for the Fund, in that in 2005 it had hired Bruce L. Bartlett as Director of Growth Equities (now, Partner and Director — Growth Equity Investments), with supervisory responsibility over the small-cap growth investment discipline at Lord Abbett, and in 2003 had appointed F. Thomas O'Halloran as portfolio manager (now, Partner and Director — Small-Cap Growth Management), for the Fund. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual and actual management and administrative services fees for the Fund were approximately twenty-three basis points below the median of the peer group. The Board also observed that at September 30, 2007 the total expense ratio of Class A was approximately fourteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-five basis points below the median of the peer group, the total expense ratio of Class F was approximately fifteen basis points below the median of the peer group, the total expense ratio for Class I was approximately twenty-one basis points below the median of the peer group, the total expense ratio of Class P was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Lord Abbett Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LADG-3-0108

(03/08)

Lord Abbett Developing Growth Fund, Inc.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Schedule of Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of

1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008